SHAREHOLDERS’ EQUITY (DEFICIT)	12 Months Ended	15 Months Ended
	Apr. 30, 2024	Jul. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)

Note 11: SHAREHOLDERS’ EQUITY (DEFICIT)

Common Stock

The Company had 300,000,000 shares authorized as at April 30, 2024 and, as at the date hereof, has 1,000,000,000 shares of common stock authorized with a par value of $0.001 per share. As of April 30, 2024 and April 30, 2023, the Company had 1,828,541 and 16,929 shares of common stock issued and outstanding, respectively.

Equity Transactions During the Year Ended April 30, 2024

The Company issued an aggregate of 1,811,612 shares of its common stock consisting of the following:

For the period May 1, 2023 through July 31, 2023, the Company issued 9,486 shares of common stock to ambassadors under their agreements (10), to vendors in settlement of accounts payable (3,375), for settlement with former owners of FSS (168), for the exercise of warrants (1,350) and to satisfy the profit guarantee on a note (4,819).

For the period August 1, 2023 through October 31, 2023, the Company issued 192,226 shares of common stock for services rendered (686), for settlement with former owners of Gameface and the remaining contingent consideration (99), for the exercise of warrants (185,408) and to satisfy the profit guarantee on a note (4,250). In addition, we issued 1,785 to satisfy our requirement under the 1 for 40 reverse split that occurred in this time period.

For the period November 1, 2023 through January 31, 2024, the Company issued 909,983 shares of common stock in exercises of warrants and in a securities purchase agreement with three investors (598,141), shares owed to shareholders of previously purchased companies (3), settlements (128,375), services rendered (37,804), and cashless exercises of warrants (2,145,661).

For the period February 1, 2024 through April 30, 2024, the Company issued 799,919 shares of common stock in cashless exercises of warrants (71), settlements (579,584) and for conversion of deferred compensation/services (220,265).

Equity Transactions During the Year Ended April 30, 2023

The Company issued an aggregate of 11,686 shares of its common stock consisting of the following:

On June 15, 2022, the Company issued 5,485 shares of common stock to the Convertible Noteholders upon conversion of convertible notes.

On June 15, 2022, the Company issued 1,311 shares to investors who participated in the Company’s Nasdaq uplist round.

On June 27, 2022, the Company issued 32 shares of common stock to Gabriel Goldman for consulting services performed in the first quarter of calendar 2022. Gabriel Goldman became a director of the Company on June 15, 2022.

On June 27, 2022, the Company issued 748 shares of common stock to the former Gameface shareholders in connection with the purchase of Gameface.

On August 25, 2022, the Company issued 1,500 shares of common stock to Midcity Capital Ltd (“Midcity”) pursuant to a cashless conversion of warrants Midcity received from its warrant agreement with the Company dated March 2020.

On September 28, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with a single institutional investor (the “Investor”) for the issuance and sale of (i) 1,274 shares of common stock and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase an aggregate of 14,753 shares of its common stock, together with accompanying common stock warrants, at a combined purchase price of $312 per share of the common stock and associated common stock warrant and $311.92 per Pre-Funded Warrant and associated common stock warrants for an aggregate amount of approximately $5.0 million (the “Offering”). The Pre-Funded Warrants have an exercise price of $0.008 per share of common stock and are exercisable until the Pre-Funded Warrants are exercised in full. The shares of common stock and Pre-Funded Warrants were sold in the offering together with common stock warrants to purchase 16,026 shares of common stock at an exercise price of $312 per share and a term of five years following the initial exercise date (the “5-Year Warrants”) and common stock warrants to purchase 32,052 shares of common stock at an exercise price of $344 per share and a term of seven and one half years (the “7.5-Year Warrants”) following the initial exercise date (collectively, the “Warrants”). The Warrants issued in the Offering contain variable pricing features. The Warrants and Pre-Funded Warrants will be exercisable beginning on the date stockholder approval is received and effective allowing exercisability of the Warrants and Pre-Funded Warrants under Nasdaq rules. Net proceeds to the Company were $4,549,882.

On October 12, 2022, the Company issued 2,405 shares of common stock, on November 21, 2022 issued 34 shares of common stock and January 26, 2023 issued 350 shares of common stock in connection with the acquisition of PlaySight.

On January 26, 2023, the Company issued 8 shares of common stock for services rendered to their ambassadors.

There were 2 shares issued in a fractional share issuance.

The Company granted the following warrants for the year ended April 30, 2024:

The Company granted 2,500 warrants to a consultant for services valued at $50,873.

The Company granted an investor an additional 38,590 warrants as a result of our reset provisions in the warrant agreements dated September 28, 2022. The Company recognized an $11,398,589 charge to derivative expense as a result of this issuance.

The Company granted 846 warrants in the amended loan agreement on October 1, 2023.

On December 6, 2023, the Company entered into an inducement offer letter agreement (the “Inducement Letter”) with the Armistice Selling Shareholder of certain of the Company’s existing warrants to purchase up to a total of 24,862 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), consisting of: (i) 7,051 shares of Common Stock issuable upon the exercise of warrants issued on September 28, 2022 each at an exercise price of $709.20 per share with a term of five year (the “September 2022 Five Year Warrants”); (ii) 15,548 shares of Common Stock issuable upon the exercise of warrants issued on September 28, 2022 each at an exercise price of $3709.20 per share with a term of seven and one half years (the “September 2022 Seven and a Half Year Warrants”); and (iii) 2,263 shares of Common Stock issuable upon the exercise of warrants issued on January 6, 2023 (the “January 2023 Warrants” and, together with the September 2022 Five Year Warrants and the September 2022 Seven and a Half Year Warrants, the “Existing Warrants).

Pursuant to the Inducement Letter, Armistice agreed to exercise for cash the 2022 and 2023 Warrants to purchase an aggregate of 248,611 shares of Common Stock at a reduced exercise price of $5.88 per share in consideration of the Company’s agreement to issue common stock purchase warrants to purchase up to an aggregate of 497,221 shares of Common Stock (the “December Warrants”). The Company received aggregate gross proceeds of $1,461,827.68 from the exercise of the 2022 and 2023 Warrants by the Holder, before deducting offering expenses payable by it. The transaction closed on December 7, 2023.

On January 19, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with three investors (the “January 2024 Investors”) for the issuance and sale to each investor of (i) 116,510 shares of Common Stock and (ii) the Pre-Funded Warrants to purchase an aggregate of 1,258,490 shares of Common Stock at a combined purchase price of $0.40 per share of Common Stock for an aggregate amount of approximately $16.5 million. The Pre-Funded Warrants have an exercise price of $0.0002 per share of Common Stock and are exercisable beginning on May 15, 2024, the date stockholder approval was received and effective, allowing exercisability of Pre-Funded Warrants under Nasdaq rules until the Pre-Funded Warrants are exercised in full. The aggregate number of Shares issued to the January 2024 Investors is 349,530 and the aggregate number of Pre-Funded Warrants is 3,775,470.

The resale of the shares of the Common Stock underlying the Existing Warrants and 11,224 shares of Common Stock owned by Sapir LLC, a consultant engaged by the Company were registered pursuant to an existing registration statement on Form S-1 (File No. 333-275407), declared effective by the Securities and Exchange Commission (the “SEC”) on December 4, 2023.

The Company also agreed to file a registration statement on Form S-1 (or other appropriate form if it is not then Form S-1 eligible) providing for the resale of the New Warrant Shares issued or issuable upon the exercise of the New Warrants (the “Resale Registration Statement”), within sixty (60) days after the Closing Date, and to use commercially reasonable efforts to have such Resale Registration Statement declared effective by the SEC within 120 days following the Closing Date and to keep the Resale Registration Statement effective at all times until no holder of the New Warrants owns any New Warrants or New Warrant Shares. The Company will have to pay partial liquidated damages pursuant to the Resale Registration Statement provision of the Inducement Letter if certain deadlines and requirements are not met. In the Inducement Letter, the Company agreed not to issue any shares of Common Stock or Common Stock equivalents or to file any other registration statement with the SEC (in each case, subject to certain exceptions) until sixty (60) days after the Closing Date. The Company also agreed not to effect or agree to effect any Variable Rate Transaction (as defined in the Inducement Letter) until one (1) year after the Closing Date (subject to an exception). In addition, the Company agreed in the Inducement Letter to grant the Holder a participation right in future financings until the date the principal amount of a promissory note issued to the Holder in January 2023 and as modified in October 2023 has been fully repaid.

On January 20, 2024 the Company granted an officer 317,514 warrants with a strike price of $0.02 and a term of ten years in conversion of $1,187,500 in deferred compensation that was accrued for them.

Warrants Granted During the Year Ended April 30, 2024 and April 30, 2023

On September 28, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with a single institutional investor (the “Investor”) for the issuance and sale of (i) 1,274 shares of common stock and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase an aggregate of 14,753 shares of its common stock, together with accompanying common stock warrants, at a combined purchase price of $312 per share of the common stock and associated common stock warrant and $311.92 per Pre-Funded Warrant and associated common stock warrants for an aggregate amount of approximately $5.0 million (the “Offering”). The Pre-Funded Warrants have an exercise price of $0.008 per share of common stock and are exercisable until the Pre-Funded Warrants are exercised in full. The shares of common stock and Pre-Funded Warrants were sold in the offering together with common stock warrants to purchase 16,026 shares of common stock at an exercise price of $312 per share and a term of five years following the initial exercise date (the “5-Year Warrants”) and common stock warrants to purchase 32,052 shares of common stock at an exercise price of $344 per share and a term of seven and one half years (the “7.5-Year Warrants”) following the initial exercise date (collectively, the “Warrants”). The Warrants issued in the Offering contain variable pricing features. The Warrants and Pre-Funded Warrants will be exercisable beginning on the date stockholder approval is received and effective allowing exercisability of the Warrants and Pre-Funded Warrants under Nasdaq rules. Net proceeds to the Company were $4,549,882. The exercise price of the Warrants was reset in January 2023 to $176.80 per share and in October 2023 to $70.92 per share.

On January 6, 2023, the Company entered into a loan and security agreement (the “Loan and Security Agreement”) with one or more institutional investors (the “Lenders”) and Armistice Capital Master Fund Ltd. as agent for the Lenders (the “Agent”) for the issuance and sale of (i) a note in an aggregate principal amount of up to $2,000,000 (the “Note”) with the initial advance under the Loan and Security Agreement being $1,400,000 and (ii) warrants (the “Warrants”) to purchase a number of shares of common stock of the Company equal to 200% of the face amount of the Note divided by the closing price of the common stock of the Company on the date of the issuance of the Notes (collectively, the “Initial Issuance”). The closing price of the Company’s common stock on January 6, 2023, as reported by Nasdaq, was $176.80 per share, so the Warrants in respect of the initial advance under the Note are exercisable for up to 90,498 shares of the Company’s common stock. The Warrants have an exercise price per share equal to the closing price of the common stock of the Company on the date of the issuance of the Note, or $4.42 per share and a term of five- and one-half (5½) years following the initial exercise date. The initial exercise date of the Warrants was September 13, 2023, the date stockholder approval was received and effective allowing exercisability of the Warrants under Nasdaq rules. Pursuant to the terms of the Loan and Security Agreement, an additional advance of $600,000 was made to the Company under the Note in February 2023. The Company’s obligations under the terms of the Loan and Security Agreement were fully and unconditionally guaranteed by all of the Company’s subsidiaries (the “Guarantors”).

The following represents a summary of the warrants:

	Year Ended April 30, 2024		Year Ended April 30, 2023
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	89,615	$684.20	4,853	$8,890.00

Granted	5,254,438	0.59	85,706	234.00
Exercised	(472,651)	-	-	-
Forfeited	-	-	-	-
Expired	(179)	-	(944)	-
Ending balance	4,871,223	$1.44	89,615	$684.20
Intrinsic value of warrants	$3,712,223		$2,344,529
Weighted Average Remaining Contractual Life (Years)	9.25		6.45

As of April 30, 2024, 4,871,223 warrants are vested.

Note 11: SHAREHOLDERS’ EQUITY (DEFICIT)

Common Stock

The Company has 1,000,000,000 shares of common stock authorized with a par value of $0.001 per share. As of July 31, 2024 and April 30, 2024, the Company had 2,659,149 and 1,828,541 shares of common stock issued and outstanding, respectively.

For the period May 1, 2024 through July 31, 2024, the Company issued 830,608 shares of common stock to true-up shares in PlaySight acquisition (10), for services rendered (214,128), for the exercise of warrants (505,680) and for fractional shares as part of the 1 for 20 reverse stock split (110,790).

For the period May 1, 2023 through July 31, 2023, the Company issued 189,718 shares of common stock to ambassadors under their agreements (188), to vendors in settlement of accounts payable (67,500), for settlement with former owners of FSS (1,350), for the exercise of warrants (27,000) and to satisfy the profit guarantee on a note (93,680).